Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000148468
Shareholder Report [Line Items]
Fund Name	EMQQ The Emerging Markets Internet ETF
Class Name	EMQQ The Emerging Markets Internet ETF
Trading Symbol	EMQQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EMQQ The Emerging Markets Internet ETF (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://emqqetf.com/materials/. You can also request this information by contacting us at 1-855-888-9892.
Additional Information Phone Number	1-855-888-9892
Additional Information Website	https://emqqetf.com/materials/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMQQ The Emerging Markets Internet ETF	$45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
AssetsNet	$ 356,243,643
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,593,039
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$356,243,643	69	$1,593,039	11%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	0.5%
Information Technology	0.9%
Real Estate	1.1%
Short-Term Investment	1.1%
Industrials	2.4%
Energy	6.9%
Financials	16.2%
Communication Services	25.0%
Consumer Discretionary	46.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alibaba Group Holding	9.4%
Tencent Holdings	7.4%
PDD Holdings ADR	7.3%
Reliance Industries	6.9%
Meituan, Cl B	5.9%
Sea ADR	4.8%
MercadoLibre	4.6%
Bajaj Finance	3.9%
NU Holdings, Cl A	3.7%
JD.com, Cl A	3.7%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten chart.

Updated Prospectus Phone Number	1-855-888-9892
Updated Prospectus Web Address	https://emqqetf.com/materials/
C000230780
Shareholder Report [Line Items]
Fund Name	FMQQ The Next Frontier Internet ETF
Class Name	FMQQ The Next Frontier Internet ETF
Trading Symbol	FMQQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FMQQ The Next Frontier Internet ETF (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fmqqetf.com/materials/. You can also request this information by contacting us at 1-855-888-9892.
Additional Information Phone Number	1-855-888-9892
Additional Information Website	https://fmqqetf.com/materials/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FMQQ The Next Frontier Internet ETF	$42	0.86%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%
AssetsNet	$ 27,576,786
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 125,862
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$27,576,786	36	$125,862	11%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Information Technology	2.6%
Industrials	4.7%
Energy	7.8%
Communication Services	19.8%
Consumer Discretionary	31.8%
Financials	33.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
MercadoLibre	8.7%
Sea ADR	8.5%
Reliance Industries	7.8%
Bajaj Finance	6.1%
NU Holdings, Cl A	6.0%
Kaspi.KZ JSC ADR	4.8%
Grab Holdings, Cl A	4.7%
Zomato	4.2%
MakeMyTrip	3.8%
PB Fintech	3.4%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten chart.

Updated Prospectus Phone Number	1-855-888-9892
Updated Prospectus Web Address	https://fmqqetf.com/materials/